WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Warrants Outstanding and Exercisable
The following table outlines the warrants outstanding as of March 31, 2017:

Warrants	Outstanding	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	1,532,598	48	$1.36	April 2021 - July 2021
Class B	1,310,956	29	$1.36	April 2021 - July 2021
Series B	1,074,082	34	$660.5 million	March 2021 - July 2021
Series D	2,361,468	1,193	$1.36	June 2021
2015 Subordination	71,131	37	$1.36	June 2021
Series G	3,075,000	30	$1.36	June 2021
Series H	56,250,000	7	$1.36	December 2021
2016 Subordination	1,687,500	2	$1.36	December 2021
Common	277,778	12	$1.36 - $277.2 billion	October 2019 - July 2021
Total Warrants	67,640,513	1,392

The following table outlines the warrants outstanding and exercisable as of December 31, 2015. All warrants have been accounted for as derivative liabilities (see NOTE 12 FAIR VALUE LIABILITIES):

Warrants	Outstanding and Exercisable	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share ($ millions)	Expiration
Class A	1,532,598	48	$3,200	April 2021 - July 2021
Class B	1,310,956	29	$3,200	April 2021 - July 2021
Series B	1,074,082	34	$882,000	March 2021 - July 2021
Series C	5,229,973	13	$257,000	January 2017
Series D	3,503,116	8	$3,200	June 2021
2015 Subordination	105,516	2	$3,200	June 2021
Common	463,356	26	$201,600 - $3,224,000	April 2016 - July 2021
Total Warrants	13,219,597	160

The following table outlines the warrants outstanding as of December 31, 2016. All warrants have been accounted for as derivative liabilities (see NOTE 12 FAIR VALUE LIABILITIES):

Warrants	Outstanding	Total Shares of Common Stock Underlying the Warrant	Aggregate Exercise Price for One Common Share	Expiration
Class A	1,532,598	48	$12,000	April 2021 - July 2021
Class B	1,310,956	29	$12,000	April 2021 - July 2021
Series B	1,074,082	34	$55.0 billion	March 2021 - July 2021
Series D	2,361,468	1,193	$12,000	June 2021
2015 Subordination	71,131	37	$12,000	June 2021
Series G	3,075,000	30	$12,000	June 2021
Series H	56,250,000	7	$12,000	December 2021
2016 Subordination	1,687,500	2	$12,000	December 2021
Common	372,331	19	$12,000 - $3,225.6 billion	February 2017 - July 2021
Total Warrants	67,735,066	1,399

Common Stock Warrants Activity
The following table summarizes the common stock warrant activity during the three months ended March 31, 2017:

	Common Stock Warrants	Weighted Average Exercise Price Per Share Millions $	Weighted Average Remainder Contractual Term in Years
As of March 31, 2017:
Warrants outstanding as of January 1, 2017	67,735,066	3,449.2	4.9
Granted	-	-	-
Exercised	-	-	-
Extinguished	-	-	-
Expired	(94,553)	1,269,694.3	-
Warrants outstanding as of March 31, 2017	67,640,513	816.2	4.7

The following table summarizes the common stock warrant activity during the years ended December 31, 2016 and 2015:

	Common Stock Warrants	Weighted Average Exercise Price Per Share $ millions	Weighted Average Remainder Contractual Term in Years
As of December 31, 2015:
Warrants outstanding as of January 1, 2015	5,447,940	7,005.6	4.9
Granted	26,617,714	4,552.8	4.3
Exercised	(17,547,639)	4,149.6	4.0
Expired	(1,298,418)	4,166.4	3.4
Warrants outstanding as of December 31, 2015	13,219,597	4,552.8	4.7
As of December 31, 2016:
Warrants outstanding as of January 1, 2016	13,219,597	4,552.8	4.7
Granted	119,897,500	11.3	5.7
Exercised	(5,314,973)	4,100.5	4.1
Extinguished	(59,976,033)	402.7	5.9
Expired	(91,025)	1,008,000.0	-
Warrants outstanding as of December 31, 2016	67,735,066	5.5	4.9